UNITED STATES
                             SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C.  20549

                                          FORM 13F

Report for the Calendar Year or Quarter Ended:   March 31, 2008

Check here if Amendment [   ]    Amendment Number:  _________
           This Amendment: [     ]   is a restatement.
                           [     ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      H. Mark Lunenburg
Address:   c/o Talon Capital, LLC
           1001 Farmington Avenue, Suite 200
           West Hartford, CT  06107

Form 13F File Number:  028-11150

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      H. Mark Lunenburg
Phone:     (860) 920-1000

Signature, Place, and Date of Signing:


/s/ H. Mark Lunenburg  West Hartford, CT          May 14, 2008
     [Signature]         [City, State]             [Date]

Report Type:

[  ] 13F HOLDINGS REPORT
[X]  13F NOTICE
[  ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

Form 13F File Number  Name
028-11151             Talon Capital, LLC